Inventories - Summary Reconciliation Of Provision For Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Provisions for inventories at beginning of period	€ 304	€ 358
Charge to income statement	4	9
Reduction/releases	(31)	(56)
Currency translations	(29)	(1)
Disposal & Distribution	(42)	(11)
Others	6	5
Provisions for inventories at end of period	212	€ 304
Distributed through demerger	€ 41